October 1, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re:  State Street Master Funds, File No. 811-09599, Amendment No. 16

Ladies and Gentlemen:

On behalf of State Street Master Funds (the “Trust”), enclosed for filing pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the “1940 Act”), please find Amendment No. 16 to the Registration Statement of the Trust (the “Amendment”). The Amendment is being filed for the purpose of updating certain fee disclosure to include language about a reimbursement agreement between SSgA Funds Management, Inc., the Portfolios’ investment adviser, and the Trust, on behalf of its series, the State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio, and State Street Treasury Plus Money Market Portfolio (the “Portfolios”).

Please note that the Amendment is being filed only under the 1940 Act and not under the Securities Act of 1933. Additionally, this Amendment is only being filed for the Portfolios.

If you have any questions concerning this filing, please call me at (617) 662-3967.

Sincerely,

/s/ Mark E. Tuttle
Mark E. Tuttle Assistant Secretary of the Trust